Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

Note 6. Derivative Liability

We evaluated the terms of the conversion features of each of the outstanding convertible debentures in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are indexed to the Company’s common stock and that the conversion features meet the definition of a liability. Therefore, we bifurcated the conversion feature and accounted for it as a separate derivative liability.

To determine the fair value of our embedded derivatives, management evaluates assumptions regarding the probability of certain future events. Other factors used to determine fair value include our period end stock price, historical stock volatility, risk free interest rate and derivative term. The fair value recorded for the derivative liability varies from period to period. This variability may result in the actual derivative liability for a period either above or below the estimates recorded on our consolidated financial statements, resulting in significant fluctuations in other income (expense) because of the corresponding non-cash gain or loss recorded.

We value the conversion feature at origination of the notes using the Black-Scholes valuation model. We value the derivative liability at the end of each accounting period, and upon conversion of the underlying note or warrant, with the difference in value recognized as gain or loss included in other income (expense) in our consolidated statements of operations.

The original debentures had conversion features that resulted in derivative liabilities. We valued the conversion features at each origination date with the following assumptions, on a weighted-average basis:

	Three Months Ended
	March 31,
	2021	2020
Risk-free interest rate	0.09%	1.04%
Expected term (in years)	1.00	0.86
Expected volatility	233.1%	154.3%
Expected dividend yield	0%	0%
Exercise price of underlying common shares	$0.004	$0.02

During the three months ended March 31, 2021, the entire value of the principal of the debentures were assigned to the derivative liability and recognized as a debt discount on the convertible debentures. The debt discount is recorded as reduction (contra-liability) to the debentures and are being amortized over the initial term. The balance of $264,460 was recognized as origination interest on the derivative liability and expensed on origination. In accordance with the Company’s sequencing policy, shares issuable pursuant to the convertible debentures would be settled subsequent to the Company’s Series B preferred stock.

The following is a summary of the activity of the derivative liability for the three months ended March 31, 2021:

Derivative
Liability
Balance as of December 31, 2020	$1,930,235
Initial fair value on issuance of convertible debenture	414,421
Conversion of principal amount of debenture to common stock	(215,818)
Change in fair value of derivative liability	(412,974)
Balance as of March 31, 2021	$1,715,864

Note 6. Derivative Liability

We evaluated the terms of the conversion features of the debentures and related debenture warrants as noted above in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock, and determined they are indexed to the Company’s common stock and that the conversion features meet the definition of a liability. Therefore, we bifurcated the conversion feature and accounted for it as a separate derivative liability.

To determine the fair value of our embedded derivatives, management evaluates assumptions regarding the probability of certain future events. Other factors used to determine fair value include our period end stock price, historical stock volatility, risk free interest rate and derivative term. The fair value recorded for the derivative liability varies from period to period. This variability may result in the actual derivative liability for a period either above or below the estimates recorded on our consolidated financial statements, resulting in significant fluctuations in other income (expense) because of the corresponding non-cash gain or loss recorded.

We value the conversion feature at origination of the notes using the Black-Scholes valuation model. We value the derivative liability at the end of each accounting period, and upon conversion of the underlying note or warrant, with the difference in value recognized as gain or loss included in other income (expense) in our consolidated statements of operations.

2018 Note

In February 2019, the 2018 Note was converted into common stock and the remaining derivative liability balance of $42,104 was recorded to additional paid-in capital and change in fair value.

Convertible Debentures and Warrants

The Pride debentures and warrants issued in 2019, as well as the Calvary, Power Up, JSJ, EMA and Auctus debentures issued in 2020 have conversion features that resulted in derivative liabilities. We valued the conversion features at each origination date with the following assumptions, on a weighted-average basis:

Year Ended
December 31,
2020
Risk-free interest rate	0.14%
Expected term (in years)	0.89
Expected volatility	188.3%
Expected dividend yield	0%
Exercise price of underlying common shares	$0.01

	Year Ended December 31, 2019
	Tranche 1	Tranche 2	Tranche 3	Warrants
Risk-free interest rate	2.11%	1.75%	1.67%	2.11%
Expected term (in years)	1.25	1.03	0.89	1.25
Expected volatility	312.4%	303.70%	326.88%	312.4%
Expected dividend yield	0%	0%	0%	0%
Exercise price of underlying common shares	$0.09	$0.04	$0.04	$0.08

During the years ended December 31, 2020 and 2019, the entire value of the principal of the debentures were assigned to the derivative liability and recognized as a debt discount on the convertible debentures. The debt discount is recorded as reduction (contra-liability) to the debentures and are being amortized over the initial term. Any excess balance was recognized as origination interest on the derivative liability and expensed on origination. In accordance with the Company’s sequencing policy, shares issuable pursuant to the convertible debentures would be settled subsequent to the Company’s Series B preferred stock.

The following is a summary of the activity of the derivative liability for the years ended December 31, 2020 and 2019:

	Debenture	Warrants	Total
Balance as of December 31, 2018	$42,104	$-	$42,104
Conversion of convertible notes payable to common stock	(737,813)	-	(737,813)
Initial fair value on issuance of convertible debenture	1,077,117	492,921	1,570,038
Common stock warrant exercises	-	(168,771)	(168,771)
Conversion of principal amount of debenture to common stock	(24,137)	-	(24,137)
Change in fair value of derivative liability	690,707	(260,249)	430,458
Balance as of December 31, 2019	1,047,977	63,902	1,111,879
Initial fair value on issuance of convertible debenture	1,265,775	-	1,265,775
Debenture conversions	(247,209)	-	(247,209)
New warrant issuances	-	39,690	39,690
Common stock warrant exercises	-	(72,244)	(72,244)
Change in fair value of derivative liability	(136,310)	(31,348)	(167,658)
Balance as of December 31, 2020	$1,930,235	$-	$1,930,235